STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Schedule Of Share Based Compensation Stock Options Activity 1 [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2010	1,540,000	$0.74
Forfeited	(30,000)	0.60
Balance, December 31, 2011	1,510,000	0.74
Forfeited	(20,000)	0.60
Expired	(450,000)	1.08
Balance, December 31, 2012	1,040,000	$0.60

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

As at December 31, 2012, the Company has 1,040,000 stock options outstanding:

Exercise price	Outstanding as at December 31, 2012			Exercisable as at December 31, 2012
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	-	$1.08	-	-	$1.08	-
0.60	1,040,000	0.60	2.44	419,000	0.60	2.44
	1,040,000	$0.60	2.44	419,000	$0.60	2.44

Exercise price	Outstanding as at December 31,2011			Exercisable as at December 31, 2011
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

$1.08	450,000	$1.08	0.78	360,000	$1.08	0.78
0.60	1,060,000	0.60	3.44	206,000	0.60	3.44
	1,510,000	$0.74	2.65	566,000	$0.90	1.75

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The fair value of the above options granted is estimated on the date of the grant and the date of the year end by using Black-Scholes option pricing model with weights average assumptions for grants as follows:

2011
Stock price	$0.41-$0.50
Risk-free interest rate	1.64%-0.97%
Expected life of options	1.17-0.25 years
Annualized volatility	93.26%-65.84%
Dividend rate	0%
Calculated fair value	$0.0026-$0.1975